Note 15 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Net loss (in thousands)	$(6,145)	$(2,986)	$(21,095)

Weighted average shares outstanding (in thousands) – basic	1,288,977	1,282,141	1,301,465
Effect of dilutive securities:
Options and RSUs (in thousands)	-	-	-

Weighted average shares outstanding (in thousands) – diluted	1,288,977	1,282,141	1,301,465

Loss per share – basic and diluted	$-	$-	$(0.02)